Revenue Disclosure of Average commodity prices (Details)	12 Months Ended
	Jun. 30, 2023 $ / Ounce	Jun. 30, 2023 R / kg	Jun. 30, 2023 $ / lb	Jun. 30, 2022 $ / Ounce	Jun. 30, 2022 R / kg	Jun. 30, 2022 $ / lb	Jun. 30, 2021 $ / Ounce	Jun. 30, 2021 R / kg	Jun. 30, 2021 $ / lb
Disclosure of revenue - average commodity prices [Abstract]
Average gold price received	1,808	1,032,646		1,829	894,218		1,719	851,045
Average silver price received	21.89	12,505		23.09	11,293		25.45	12,602
Average uranium price received		1,960	50.05		1,514	45.14		1,010	29.76